Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Regulatory Matters [Abstract]
Regulatory Assets and Liabilities

			December 31,
$ in millions	Type of Recovery (a)	Amortization Through	2014	2013
Regulatory assets, current:
Deferred storm costs	A	2015	$22.3	$-
Fuel and purchased power recovery costs	B	2015	16.3	6.3
Economic development costs	B	2015	2.1	7.7
Energy efficiency program	B	2015	1.8	-
Transmission costs	B	2015	-	2.6
Other miscellaneous	B	2015	1.7	4.2
Total regulatory assets, current			$44.2	$20.8

Regulatory assets, non-current:
Pension benefits	A	Ongoing	$99.6	$77.1
Deferred recoverable income taxes	A/C	Ongoing	43.1	32.4
Unamortized loss on reacquired debt	A	Various	9.9	10.9
CCEM smart grid and advanced metering infrastructure costs	D	Undetermined	6.6	6.6
Retail settlement system costs	D	Undetermined	3.1	3.1
Consumer education campaign	D	Undetermined	3.0	3.0
Deferred storm costs	D	2015	-	25.6
Other miscellaneous	D	Undetermined	2.2	1.0
Total regulatory assets, non-current			$167.5	$159.7

Regulatory liabilities, current:
Transmission costs			$2.9	$-
Other miscellaneous			1.5	-
Total regulatory liabilities, current			$4.4	$-

Regulatory liabilities, non-current:
Estimated costs of removal - regulated property			$119.3	$115.0
Postretirement benefits			4.8	5.6
Other miscellaneous			-	0.5
Total regulatory liabilities, non-current			$124.1	$121.1